SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Wholesale revenues	$ 19,625	$ 100,446	$ 215,565	$ 292,510	$ 389,522	$ 52,746
Total revenues	1,583,067	1,342,329	5,352,419	3,890,486	5,597,094	3,206,310
Cost of revenues	(305,674)	(229,861)	(1,354,097)	(1,065,511)	(1,753,496)	(521,097)
Gross profit	1,277,393	1,112,468	3,998,322	2,824,975	3,843,598	2,685,213
Payroll and related expenses	1,061,299	657,508	4,131,233	2,078,906	3,160,763	1,482,438
General and administrative expenses	708,015	1,415,477	1,962,102	1,998,121	2,137,567	1,064,605
Rent Expense	776,432	248,158	2,074,759	950,479	1,742,232	630,698
Professional fees	34,405	128,879	481,784	478,273	799,490	854,678
Depreciation and amortization expense	70,158	44,982	196,439	105,710	151,710	78,321
Total operating expenses	2,650,309	2,495,004	8,846,317	5,611,489	7,991,762	4,110,740
Loss from operations	(1,372,916)	(1,382,536)	(4,847,995)	(2,786,514)	(4,148,164)	(1,425,527)
Interest expense	(86,172)	(1)	(178,031)	(36,273)	(16,073)	$ (504)
Other income	5,913	8,742	5,913	7,903	7,903
Total other expense	(80,259)	8,742	(172,118)	(28,370)	(8,170)	$ (504)
Net loss	$ (1,453,175)	$ (1,373,794)	$ (5,020,113)	$ (2,814,884)	$ (4,156,334)	$ (1,426,031)
Basic loss per common share	$ (0.04)	$ (0.10)	$ (0.22)	$ (0.22)	$ (0.23)	$ (0.11)
As Previously Reported
Wholesale revenues	$ 28,620		$ 222,198		$ 853,293	$ 1,359,243
Total revenues	1,592,062		5,359,052		6,060,865	4,512,807
Cost of revenues	(292,299)		(1,176,270)		(1,367,870)	(1,059,740)
Gross profit	1,299,763		4,182,782		4,692,995	3,453,067
Payroll and related expenses	1,061,353		3,668,087		3,486,860	1,593,230
General and administrative expenses	707,153		2,013,659		2,564,527	1,523,904
Rent Expense					1,742,732	667,590
Professional fees	43,069		511,637		862,439	1,000,133
Depreciation and amortization expense	89,630		258,819		249,703	180,688
Total operating expenses	2,677,637		8,526,961		8,906,261	4,965,545
Loss from operations	(1,377,874)		(4,344,179)		(4,213,266)	(1,512,478)
Interest expense	(93,843)		(210,031)		(81,617)	(80,152)
Other income	9,967		33,999		41,266	38,011
Total other expense	(83,876)		(176,032)		(40,351)	(42,141)
Net loss	(1,461,750)		(4,520,211)		(4,253,617)	(1,554,619)
Less: Net gain (loss) attributable to non-controlling interest	(8,575)		29,255		42,051	(101,650)
Net loss attributable to the Company			(4,549,466)		$ (4,295,668)	(1,452,969)
Basic loss per common share					$ (0.24)
Error Correction
Wholesale revenues	(8,995)		(6,633)		$ 389,522	52,746
Total revenues	(8,995)		(6,633)		5,597,094	3,206,310
Cost of revenues	(13,375)		(177,827)		(1,753,496)	(521,097)
Gross profit	(22,370)		(184,460)		3,843,598	2,685,213
Payroll and related expenses	(54)		463,146		3,160,763	1,482,438
General and administrative expenses	862		(51,557)		2,137,567	1,064,605
Rent Expense					1,742,232	630,698
Professional fees	(8,664)		(29,853)		799,490	854,678
Depreciation and amortization expense	(19,472)		(62,380)		151,710	78,321
Total operating expenses	(27,328)		319,356		7,991,762	4,110,740
Loss from operations	4,958		(503,816)		(4,148,164)	(1,425,527)
Interest expense	7,671		32,000		(16,073)	$ (504)
Other income	(4,054)		(28,086)		7,903
Total other expense	3,617		3,914		(8,170)	$ (504)
Net loss	8,575		(499,902)		$ (4,156,334)	$ (1,426,031)
Less: Net gain (loss) attributable to non-controlling interest	8,575		(29,255)
Net loss attributable to the Company			(470,647)		$ (4,156,334)	$ (1,426,031)
Basic loss per common share					$ (0.23)
As Restated
Wholesale revenues	19,625		215,565		$ (463,771)	(1,306,497)
Total revenues	1,583,067		5,352,419		(463,771)	(1,306,497)
Cost of revenues	(305,674)		(1,354,097)		(385,626)	538,643
Gross profit	1,277,393		3,998,322		(849,397)	(767,854)
Payroll and related expenses	1,061,299		4,131,233		(326,097)	(110,792)
General and administrative expenses	708,015		1,962,102		(426,960)	(459,299)
Rent Expense					(500)	(36,892)
Professional fees	34,405		481,784		(62,949)	(145,455)
Depreciation and amortization expense	70,158		196,439		(97,993)	(102,367)
Total operating expenses	2,650,309		8,846,317		(914,499)	(854,805)
Loss from operations	(1,372,916)		(4,847,995)		65,102	86,951
Interest expense	(86,172)		(178,031)		65,544	79,648
Other income	5,913		5,913		(33,363)	(38,011)
Total other expense	(80,259)		(172,032)		32,181	41,637
Net loss	$ (1,453,175)		$ (5,020,113)		97,283	128,588
Less: Net gain (loss) attributable to non-controlling interest					(42,051)	101,650
Net loss attributable to the Company			$ (5,020,113)		$ 139,334	$ (26,938)
Basic loss per common share					$ 0.01